Derivative Instruments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2012 NOK
Derivative Instruments [Abstract]
Outstanding forward exchange contracts	$ 54,487		133,737	108,013
Gain (loss) recognized in other comprehensive Income	$ 208	$ (492)
Forward exchange contract remaining maturity	1 year